Employee benefits - Composition and return of plan assets (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits
Composition Rate of the plan's assets	100.00%	100.00%	100.00%
Fixed incomes securities [Member]
Disclosure of Employee benefits
Actual Rate Of Return Of Plan's Assets	12.67%	5.10%	7.18%
Composition Rate of the plan's assets	62.00%	67.00%	61.00%
Variable income securities [Member]
Disclosure of Employee benefits
Actual Rate Of Return Of Plan's Assets	15.65%	(10.95%)	12.78%
Composition Rate of the plan's assets	38.00%	33.00%	39.00%